UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer
200 Berkeley Street

Boston, Massachusetts 02116
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Disciplined Value Fund

Quarterly portfolio holdings 12/31/18

Fund’s investments
As of 12-31-18 (unaudited)
	Shares	Value
Common stocks 99.7%		$13,552,787,989
(Cost $12,690,743,026)
Communication services 6.6%		897,668,545
Diversified telecommunication services 2.5%
Verizon Communications, Inc.	6,114,527	343,758,708
Interactive media and services 0.5%
Alphabet, Inc., Class A (A)	67,896	70,948,604
Media 3.6%
Comcast Corp., Class A	12,420,314	422,911,692
Liberty Global PLC, Series C (A)	2,909,377	60,049,541
Consumer discretionary 5.3%		716,712,206
Hotels, restaurants and leisure 1.6%
Las Vegas Sands Corp.	1,884,279	98,076,722
Wyndham Destinations, Inc.	1,619,183	58,031,519
Wyndham Hotels & Resorts, Inc.	1,299,292	58,948,878
Household durables 0.7%
PulteGroup, Inc.	1,519,688	39,496,691
Toll Brothers, Inc.	1,773,068	58,387,129
Multiline retail 1.8%
Dollar Tree, Inc. (A)	969,133	87,532,093
Nordstrom, Inc.	808,558	37,686,888
Target Corp.	1,680,666	111,075,216
Specialty retail 1.2%
Lowe's Companies, Inc.	1,008,369	93,132,961
The Home Depot, Inc.	432,686	74,344,109
Consumer staples 4.8%		652,789,635
Beverages 0.8%
Coca-Cola European Partners PLC	2,351,103	107,798,073
Food and staples retailing 0.9%
Walgreens Boots Alliance, Inc.	1,881,199	128,542,328
Food products 0.2%
Tyson Foods, Inc., Class A	510,412	27,256,001
Household products 2.9%
The Procter & Gamble Company	4,234,043	389,193,233
Energy 9.1%		1,236,320,115
Energy equipment and services 0.3%
Apergy Corp. (A)	1,236,407	33,481,902
Oil, gas and consumable fuels 8.8%
Chevron Corp.	3,398,999	369,777,101
Cimarex Energy Company	1,035,422	63,833,766
ConocoPhillips	3,187,246	198,724,788
Marathon Petroleum Corp.	3,642,429	214,939,735
Noble Energy, Inc.	4,262,229	79,959,416
Royal Dutch Shell PLC, ADR, Class A	4,729,765	275,603,407
Financials 26.5%		3,611,127,927
Banks 14.6%
Bank of America Corp.	15,969,453	393,487,322
Citigroup, Inc.	6,571,974	342,136,966
Huntington Bancshares, Inc.	11,288,786	134,562,329
2	JOHN HANCOCK DISCIPLINED VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co.	4,778,468	$466,474,046
KeyCorp	8,787,325	129,876,664
Lloyds Banking Group PLC, ADR	23,643,074	60,526,269
Regions Financial Corp.	7,711,732	103,182,974
Wells Fargo & Company	7,731,409	356,263,327
Consumer finance 1.7%
American Express Company	887,424	84,589,256
Discover Financial Services	2,432,387	143,462,185
Diversified financial services 4.6%
Berkshire Hathaway, Inc., Class B (A)	3,113,042	635,620,910
Insurance 5.6%
American International Group, Inc.	4,028,225	158,752,347
Aon PLC	466,452	67,803,463
Chubb, Ltd.	1,654,505	213,728,956
Everest Re Group, Ltd.	485,326	105,684,590
The Allstate Corp.	2,601,674	214,976,323
Health care 19.7%		2,681,581,051
Biotechnology 1.2%
Gilead Sciences, Inc.	2,547,723	159,360,074
Health care equipment and supplies 1.7%
Medtronic PLC	2,513,230	228,603,401
Health care providers and services 7.1%
Anthem, Inc.	817,838	214,788,794
Cigna Corp.	1,273,341	241,832,923
CVS Health Corp.	4,315,155	282,728,956
Laboratory Corp. of America Holdings (A)	278,389	35,177,234
McKesson Corp.	994,223	109,831,815
UnitedHealth Group, Inc.	341,348	85,036,614
Pharmaceuticals 9.7%
Johnson & Johnson	4,830,970	623,436,679
Novartis AG, ADR	2,255,145	193,513,992
Novo Nordisk A/S, ADR	1,116,103	51,418,865
Pfizer, Inc.	10,443,338	455,851,704
Industrials 10.5%		1,431,984,948
Aerospace and defense 3.9%
The Boeing Company	935,422	301,673,595
United Technologies Corp.	2,151,209	229,060,734
Air freight and logistics 0.6%
United Parcel Service, Inc., Class B	825,901	80,550,125
Airlines 2.2%
Delta Air Lines, Inc.	3,508,346	175,066,465
Southwest Airlines Company	2,536,804	117,910,650
Building products 0.5%
Owens Corning	1,636,007	71,951,588
Electrical equipment 0.8%
Eaton Corp. PLC	1,663,415	114,210,074
Machinery 1.4%
Cummins, Inc.	906,617	121,160,296
Dover Corp.	1,042,851	73,990,278
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	3

	Shares	Value
Industrials (continued)
Road and rail 1.1%
Union Pacific Corp.	1,059,185	$146,411,143
Information technology 10.4%		1,412,798,448
Communications equipment 3.6%
Cisco Systems, Inc.	11,162,790	483,683,691
Electronic equipment, instruments and components 0.4%
TE Connectivity, Ltd.	752,226	56,890,852
IT services 1.2%
DXC Technology Company	3,166,566	168,366,314
Software 2.4%
Microsoft Corp.	1,337,654	135,865,517
Oracle Corp.	4,170,478	188,297,082
Technology hardware, storage and peripherals 2.8%
Apple, Inc.	429,454	67,742,074
HP, Inc.	11,398,204	233,207,254
NetApp, Inc.	1,319,686	78,745,664
Materials 3.7%		497,281,099
Chemicals 1.8%
FMC Corp.	1,441,854	106,639,522
Nutrien, Ltd.	1,612,021	75,764,987
The Mosaic Company	2,106,220	61,522,686
Construction materials 0.9%
Cemex SAB de CV, ADR (A)	10,164,091	48,990,919
CRH PLC, ADR	2,568,521	67,680,528
Containers and packaging 0.5%
Westrock Company	1,830,375	69,114,960
Metals and mining 0.5%
Rio Tinto PLC, ADR (B)	1,393,719	67,567,497
Real estate 2.3%		309,650,523
Equity real estate investment trusts 2.3%
Equity Residential	1,682,462	111,059,317
Essex Property Trust, Inc.	285,042	69,895,149
SL Green Realty Corp.	1,627,416	128,696,057
Utilities 0.8%		104,873,492
Electric utilities 0.8%
Edison International	1,847,340	104,873,492

	Yield (%)	Shares	Value
Securities lending collateral 0.4%			$54,866,439
(Cost $54,862,715)
John Hancock Collateral Trust (C)	2.4078(D)	5,484,889	54,866,439
Short-term investments 0.8%			$108,474,979
(Cost $108,474,979)
Money market funds 0.8%			108,474,979
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.2736(D)	108,474,979	108,474,979

Total investments (Cost $12,854,080,720) 100.9%	$13,716,129,407
Other assets and liabilities, net (0.9%)	(115,888,570)
Total net assets 100.0%	$13,600,240,837

4	JOHN HANCOCK DISCIPLINED VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-18. The value of securities on loan amounted to $53,787,897.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 12-31-18.
The fund had the following country composition as a percentage of net assets on 12-31-18:
United States	87.6%
Switzerland	3.4%
United Kingdom	2.7%
Ireland	2.2%
Netherlands	2.0%
Other countries	2.1%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of December 31, 2018, all investments are categorized as Level 1 under the hierarchy described above.

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	10,584,961	70,553,458	(75,653,530)	5,484,889	—	—	$8,725	$14,515	$54,866,439

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	340Q3	12/18
This report is for the information of the shareholders of John Hancock Disciplined Value Fund.		2/19

John Hancock

Disciplined Value Mid Cap Fund

Quarterly portfolio holdings 12/31/18

Fund’s investments
As of 12-31-18 (unaudited)
	Shares	Value
Common stocks 98.8%		$10,886,208,522
(Cost $9,886,655,585)
Communication services 1.6%		179,924,385
Entertainment 1.0%
Activision Blizzard, Inc.	1,176,245	54,777,730
NetEase, Inc., ADR	234,620	55,222,509
Interactive media and services 0.3%
InterActiveCorp (A)	207,282	37,940,897
Media 0.3%
Omnicom Group, Inc.	436,691	31,983,249
Consumer discretionary 6.0%		657,615,125
Auto components 1.1%
BorgWarner, Inc.	1,311,954	45,577,282
Lear Corp.	634,804	77,992,019
Hotels, restaurants and leisure 1.1%
Wyndham Destinations, Inc.	1,255,563	44,999,378
Wyndham Hotels & Resorts, Inc.	1,708,228	77,502,304
Internet and direct marketing retail 1.6%
eBay, Inc. (A)	2,950,834	82,829,910
Expedia Group, Inc.	824,248	92,851,537
Leisure products 0.5%
Hasbro, Inc.	672,863	54,670,119
Multiline retail 1.2%
Dollar Tree, Inc. (A)	695,522	62,819,547
Nordstrom, Inc. (B)	1,399,375	65,224,869
Specialty retail 0.5%
Ross Stores, Inc.	638,800	53,148,160
Consumer staples 1.6%		171,545,589
Beverages 0.8%
Coca-Cola European Partners PLC (New York Stock Exchange)	1,789,601	82,053,206
Food products 0.8%
Nomad Foods, Ltd. (A)	3,670,146	61,364,841
Tyson Foods, Inc., Class A	526,733	28,127,542
Energy 4.5%		496,164,114
Energy equipment and services 0.4%
Apergy Corp. (A)	1,461,990	39,590,689
Oil, gas and consumable fuels 4.1%
Cimarex Energy Company	1,371,816	84,572,456
Diamondback Energy, Inc.	1,020,090	94,562,343
Marathon Petroleum Corp.	1,872,523	110,497,582
Noble Energy, Inc.	3,361,553	63,062,734
Pioneer Natural Resources Company	789,829	103,878,310
Financials 24.2%		2,665,534,812
Banks 6.0%
East West Bancorp, Inc.	2,642,355	115,021,713
Fifth Third Bancorp	4,787,734	112,655,381
Huntington Bancshares, Inc.	11,345,846	135,242,484
KeyCorp	4,935,595	72,948,094
Regions Financial Corp.	6,753,074	90,356,130
2	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
SunTrust Banks, Inc.	2,645,956	$133,462,021
Capital markets 3.9%
E*TRADE Financial Corp.	2,295,508	100,726,891
Moody's Corp.	359,255	50,310,070
Raymond James Financial, Inc.	998,658	74,310,142
State Street Corp.	603,609	38,069,620
TD Ameritrade Holding Corp.	3,343,981	163,721,310
Consumer finance 3.0%
Discover Financial Services	3,953,477	233,176,073
Navient Corp.	3,090,876	27,230,618
SLM Corp. (A)	4,989,201	41,460,260
Synchrony Financial	1,349,055	31,648,830
Insurance 11.3%
Aflac, Inc.	1,166,965	53,166,925
Alleghany Corp.	398,935	248,664,165
Aon PLC	1,128,729	164,072,047
Everest Re Group, Ltd.	538,038	117,163,155
Loews Corp.	1,838,029	83,667,080
Marsh & McLennan Companies, Inc.	775,778	61,868,296
Reinsurance Group of America, Inc.	1,300,747	182,403,752
The Allstate Corp.	1,150,430	95,060,031
The Travelers Companies, Inc.	739,860	88,598,235
Torchmark Corp.	580,833	43,289,483
W.R. Berkley Corp.	1,450,981	107,242,006
Health care 6.4%		705,664,366
Health care equipment and supplies 1.1%
Boston Scientific Corp. (A)	1,400,203	49,483,174
Zimmer Biomet Holdings, Inc.	711,441	73,790,661
Health care providers and services 3.3%
Centene Corp. (A)	415,304	47,884,551
DaVita, Inc. (A)	733,620	37,752,085
Humana, Inc.	77,833	22,297,598
Laboratory Corp. of America Holdings (A)	671,758	84,883,341
McKesson Corp.	919,553	101,583,020
Universal Health Services, Inc., Class B	607,475	70,807,286
Life sciences tools and services 1.5%
ICON PLC (A)	638,975	82,561,960
IQVIA Holdings, Inc. (A)	705,696	81,980,704
Pharmaceuticals 0.5%
Jazz Pharmaceuticals PLC (A)	424,653	52,639,986
Industrials 18.8%		2,075,088,170
Aerospace and defense 3.0%
Curtiss-Wright Corp.	711,922	72,701,475
Harris Corp.	917,778	123,578,808
Huntington Ingalls Industries, Inc.	315,376	60,019,207
Spirit AeroSystems Holdings, Inc., Class A	470,942	33,950,209
Textron, Inc.	938,976	43,183,506
Airlines 1.6%
Delta Air Lines, Inc.	1,425,064	71,110,694
Southwest Airlines Company	2,293,283	106,591,794
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	3

	Shares	Value
Industrials (continued)
Building products 1.2%
Masco Corp.	2,613,275	$76,412,161
Owens Corning	1,229,940	54,092,761
Commercial services and supplies 0.6%
KAR Auction Services, Inc.	1,416,837	67,611,462
Electrical equipment 3.2%
AMETEK, Inc.	2,763,562	187,093,147
Eaton Corp. PLC	1,367,758	93,910,264
EnerSys	968,237	75,144,874
Machinery 5.3%
Cummins, Inc.	532,230	71,127,217
Dover Corp.	1,650,751	117,120,783
ITT, Inc.	1,229,510	59,348,448
PACCAR, Inc.	1,105,354	63,159,928
Parker-Hannifin Corp.	914,727	136,422,385
The Timken Company	1,398,492	52,191,721
WABCO Holdings, Inc. (A)	725,489	77,873,989
Professional services 2.5%
ManpowerGroup, Inc.	906,074	58,713,595
Robert Half International, Inc.	2,277,833	130,292,048
The Dun & Bradstreet Corp.	622,205	88,813,542
Trading companies and distributors 1.4%
Air Lease Corp.	1,559,151	47,101,952
HD Supply Holdings, Inc. (A)	2,057,584	77,200,552
WESCO International, Inc. (A)	631,701	30,321,648
Information technology 13.5%		1,485,115,605
Electronic equipment, instruments and components 2.2%
Arrow Electronics, Inc. (A)	787,939	54,328,394
Flex, Ltd. (A)	3,701,855	28,171,117
TE Connectivity, Ltd.	2,113,758	159,863,518
IT services 5.3%
Alliance Data Systems Corp.	334,685	50,229,525
Amdocs, Ltd. (B)	1,588,218	93,037,810
Cognizant Technology Solutions Corp., Class A	401,657	25,497,186
Fidelity National Information Services, Inc.	1,851,157	189,836,150
First Data Corp., Class A (A)	2,944,897	49,798,208
Global Payments, Inc.	779,785	80,419,227
Leidos Holdings, Inc.	1,801,288	94,963,903
Semiconductors and semiconductor equipment 2.4%
KLA-Tencor Corp.	440,507	39,420,971
Marvell Technology Group, Ltd.	5,455,653	88,327,022
Qorvo, Inc. (A)	891,726	54,154,520
Skyworks Solutions, Inc.	547,733	36,709,066
Versum Materials, Inc.	1,858,542	51,518,784
Software 0.7%
CDK Global, Inc.	1,513,047	72,444,690
Technology hardware, storage and peripherals 2.9%
HP, Inc.	7,643,450	156,384,987
NetApp, Inc.	1,280,505	76,407,733
Western Digital Corp.	518,327	19,162,549
Xerox Corp.	3,261,146	64,440,245
4	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Materials 4.5%		$493,751,426
Chemicals 2.5%
FMC Corp.	926,005	68,487,330
Nutrien, Ltd.	1,868,609	87,824,623
The Mosaic Company	2,872,018	83,891,646
Trinseo SA	666,779	30,525,143
Containers and packaging 2.0%
Avery Dennison Corp.	695,535	62,479,909
Berry Global Group, Inc. (A)	1,120,668	53,265,350
Crown Holdings, Inc. (A)(B)	1,250,579	51,986,569
Graphic Packaging Holding Company	5,196,509	55,290,856
Real estate 9.2%		1,018,600,794
Equity real estate investment trusts 9.2%
American Homes 4 Rent, Class A	2,629,865	52,202,820
Boston Properties, Inc.	1,548,818	174,319,466
Douglas Emmett, Inc.	3,191,341	108,920,468
Duke Realty Corp.	4,875,685	126,280,242
Equity Residential	2,088,957	137,892,052
Kilroy Realty Corp.	742,074	46,661,613
Prologis, Inc.	1,353,616	79,484,332
Regency Centers Corp.	1,803,763	105,844,813
Retail Properties of America, Inc., Class A	3,555,689	38,579,226
SL Green Realty Corp.	1,876,780	148,415,762
Utilities 8.5%		937,204,136
Electric utilities 6.9%
Alliant Energy Corp.	1,073,760	45,366,360
American Electric Power Company, Inc.	741,061	55,386,899
Edison International	1,118,194	63,479,873
Entergy Corp.	1,578,983	135,903,067
Evergy, Inc.	1,360,688	77,246,258
Pinnacle West Capital Corp.	2,361,007	201,157,796
Xcel Energy, Inc.	3,786,191	186,545,631
Independent power and renewable electricity producers 0.5%
Vistra Energy Corp. (A)	2,212,431	50,642,546
Multi-utilities 1.1%
DTE Energy Company	1,101,321	121,475,706

	Yield (%)	Shares	Value
Securities lending collateral 0.1%			$18,557,388
(Cost $18,556,193)
John Hancock Collateral Trust (C)	2.0478(D)	1,855,145	18,557,388
Short-term investments 1.9%			$207,923,812
(Cost $207,923,812)
Money market funds 1.9%			207,923,812
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.2736(D)	207,923,812	207,923,812

Total investments (Cost $10,113,135,590) 100.8%	$11,112,689,722
Other assets and liabilities, net (0.8%)	(93,196,037)
Total net assets 100.0%	$11,019,493,685

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	5

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-18. The value of securities on loan amounted to $18,157,794.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 12-31-18.
6	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of December 31, 2018, all investments are categorized as Level 1 under the hierarchy described above.

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	615,609	64,951,392	(63,711,856)	1,855,145	—	—	($9,612)	$1,195	$18,557,388

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	363Q3	12/18
This report is for the information of the shareholders of John Hancock Disciplined Value Mid Cap Fund.		2/19

John Hancock

U.S. Quality Growth Fund

(formerly Strategic Growth Fund)

Quarterly portfolio holdings 12/31/18

Fund’s investments
As of 12-31-18 (unaudited)
	Shares	Value
Common stocks 96.4%		$429,286,060
(Cost $412,313,800)
Communication services 6.4%		28,588,016
Interactive media and services 6.4%
Alphabet, Inc., Class A (A)	27,358	28,588,016
Consumer discretionary 16.5%		73,406,786
Hotels, restaurants and leisure 1.2%
Domino's Pizza, Inc.	20,803	5,158,936
Internet and direct marketing retail 7.9%
Amazon.com, Inc. (A)	18,081	27,157,120
Booking Holdings, Inc. (A)	4,677	8,055,758
Specialty retail 5.5%
Ross Stores, Inc.	69,022	5,742,630
The Home Depot, Inc.	71,831	12,342,002
The TJX Companies, Inc.	141,365	6,324,670
Textiles, apparel and luxury goods 1.9%
NIKE, Inc., Class B	116,343	8,625,670
Consumer staples 1.3%		5,739,656
Food and staples retailing 1.3%
Sysco Corp.	91,600	5,739,656
Financials 6.6%		29,313,995
Capital markets 4.0%
Intercontinental Exchange, Inc.	79,915	6,019,997
S&P Global, Inc.	37,091	6,303,245
TD Ameritrade Holding Corp.	111,732	5,470,399
Consumer finance 1.3%
American Express Company	60,188	5,737,120
Insurance 1.3%
The Progressive Corp.	95,860	5,783,234
Health care 20.2%		90,052,442
Health care equipment and supplies 9.2%
Abbott Laboratories	73,868	5,342,872
Baxter International, Inc.	84,142	5,538,226
Boston Scientific Corp. (A)	177,449	6,271,048
Danaher Corp.	51,207	5,280,466
Edwards Lifesciences Corp. (A)	42,468	6,504,824
Medtronic PLC	56,713	5,158,614
Stryker Corp.	43,366	6,797,621
Health care providers and services 6.7%
Anthem, Inc.	18,725	4,917,747
Humana, Inc.	20,579	5,895,472
UnitedHealth Group, Inc.	57,150	14,237,208
WellCare Health Plans, Inc. (A)	19,945	4,708,815
Life sciences tools and services 2.3%
Agilent Technologies, Inc.	77,422	5,222,888
Thermo Fisher Scientific, Inc.	22,416	5,016,477
Pharmaceuticals 2.0%
Eli Lilly & Company	79,158	9,160,164
2	JOHN HANCOCK U.S. QUALITY GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Industrials 14.2%		$63,230,168
Aerospace and defense 5.4%
Harris Corp.	39,053	5,258,486
Lockheed Martin Corp.	27,547	7,212,906
The Boeing Company	35,616	11,486,160
Commercial services and supplies 2.5%
Republic Services, Inc.	66,856	4,819,649
Waste Management, Inc.	72,051	6,411,818
Professional services 2.1%
IHS Markit, Ltd. (A)	99,325	4,764,620
TransUnion	83,417	4,738,086
Road and rail 4.2%
CSX Corp.	87,810	5,455,635
Norfolk Southern Corp.	30,753	4,598,804
Union Pacific Corp.	61,376	8,484,004
Information technology 29.1%		129,456,004
Electronic equipment, instruments and components 1.3%
CDW Corp.	69,335	5,619,602
IT services 15.9%
Accenture PLC, Class A	57,803	8,150,801
Automatic Data Processing, Inc.	52,849	6,929,561
Ex-Sigma LLC (A)(B)	510	996,315
FleetCor Technologies, Inc. (A)	29,075	5,399,809
Global Payments, Inc.	54,105	5,579,849
Mastercard, Inc., Class A	60,871	11,483,314
PayPal Holdings, Inc. (A)	96,655	8,127,719
Total System Services, Inc.	63,924	5,196,382
VeriSign, Inc. (A)	33,881	5,024,213
Visa, Inc., Class A	105,947	13,978,647
Software 11.9%
Adobe, Inc. (A)	39,625	8,964,760
Intuit, Inc.	34,511	6,793,490
Microsoft Corp.	317,617	32,260,359
SS&C Technologies Holdings, Inc.	109,758	4,951,183
Real estate 2.1%		9,498,993
Equity real estate investment trusts 2.1%
American Tower Corp.	60,048	9,498,993

	Yield (%)	Shares	Value
Short-term investments 3.3%			$14,585,446
(Cost $14,585,446)
Money market funds 3.3%			14,585,446
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.2736(C)	14,585,446	14,585,446

Total investments (Cost $426,899,246) 99.7%	$443,871,506
Other assets and liabilities, net 0.3%	1,418,780
Total net assets 100.0%	$445,290,286

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to fund's investments.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK U.S. QUALITY GROWTH FUND	3

(C)	The rate shown is the annualized seven-day yield as of 12-31-18.
4	JOHN HANCOCK U.S. QUALITY GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of December 31, 2018, by major security category or type:

	Total value at 12-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$28,588,016	$28,588,016	—	—
Consumer discretionary	73,406,786	73,406,786	—	—
Consumer staples	5,739,656	5,739,656	—	—
Financials	29,313,995	29,313,995	—	—
Health care	90,052,442	90,052,442	—	—
Industrials	63,230,168	63,230,168	—	—
Information technology	129,456,004	128,459,689	$996,315	—
Real estate	9,498,993	9,498,993	—	—
Short-term investments	14,585,446	14,585,446	—	—
Total investments in securities	$443,871,506	$442,875,191	$996,315	—

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	1,207,975	28,084,336	(29,292,311)	—	—	—	$9,691	$1,811	—

Direct placement securities. The fund may hold private placement securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the direct placement securities held at December 31, 2018:

       5

Issuer, description	Acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of fund's net assets	Value as of 12-31-18
Ex-Sigma LLC	10-31-14	$4,726,919	510	510	0.22%	$996,315

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	393Q3	12/18
This report is for the information of the shareholders of John Hancock U.S. Quality Growth Fund.		2/19

John Hancock

International Growth Fund

Quarterly portfolio holdings 12/31/18

Fund’s investments
As of 12-31-18 (unaudited)
	Shares	Value
Common stocks 98.7%		$8,437,122,573
(Cost $8,430,654,081)
Australia 4.0%		338,334,251
Aristocrat Leisure, Ltd.	6,364,264	97,970,126
Qantas Airways, Ltd.	23,420,522	95,544,545
Treasury Wine Estates, Ltd.	13,887,857	144,819,580
Canada 2.2%		192,699,648
Canadian National Railway Company	2,601,855	192,699,648
China 7.2%		612,823,155
Alibaba Group Holding, Ltd., ADR (A)	1,961,743	268,896,113
China Merchants Bank Company, Ltd., H Shares	22,051,496	80,527,516
CSPC Pharmaceutical Group, Ltd.	37,874,403	54,367,602
Ping An Insurance Group Company of China, Ltd., H Shares	17,816,892	157,180,903
Shenzhou International Group Holdings, Ltd.	4,562,000	51,851,021
France 11.4%		975,761,424
Airbus SE	1,637,645	156,132,949
Alstom SA	2,497,782	100,896,618
Capgemini SE	960,475	95,533,779
Edenred	3,099,565	114,153,853
Kering SA	290,100	135,902,838
LVMH Moet Hennessy Louis Vuitton SE (B)	568,659	166,489,827
Safran SA	1,723,028	206,651,560
Germany 3.0%		255,202,714
adidas AG	745,440	155,788,957
Siemens Healthineers AG (A)(C)	2,379,076	99,413,757
Hong Kong 3.4%		293,054,542
AIA Group, Ltd.	29,688,925	246,620,380
Guangdong Investment, Ltd.	24,032,000	46,434,162
India 1.9%		158,616,161
HDFC Bank, Ltd.	5,213,864	158,616,161
Ireland 6.1%		517,734,163
Accenture PLC, Class A	995,023	140,308,193
AerCap Holdings NV (A)	1,809,973	71,674,931
ICON PLC (A)	1,097,489	141,806,554
Medtronic PLC	1,802,380	163,944,485
Japan 7.3%		628,055,709
Bandai Namco Holdings, Inc.	982,000	44,091,058
Hoya Corp.	3,223,700	194,389,245
Keyence Corp.	354,600	179,231,107
Sony Corp.	4,363,119	210,344,299
Netherlands 5.5%		469,066,816
Koninklijke Philips NV	4,821,063	169,024,195
QIAGEN NV (A)	3,384,400	115,647,608
Wolters Kluwer NV	3,135,583	184,395,013
Singapore 1.4%		122,079,649
DBS Group Holdings, Ltd.	7,020,166	122,079,649
South Korea 1.2%		100,633,183
NCSoft Corp. (A)	240,077	100,633,183
2	JOHN HANCOCK INTERNATIONAL GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Sweden 2.4%		$208,606,836
Alfa Laval AB	4,417,844	94,971,608
Epiroc AB, Class A (A)	11,955,795	113,635,228
Switzerland 13.7%		1,172,312,149
Logitech International SA	2,725,261	86,087,113
Nestle SA	4,769,448	387,101,690
Novartis AG	2,203,825	188,744,977
Partners Group Holding AG (B)	184,695	112,358,583
Roche Holding AG	1,235,115	306,628,245
Temenos AG (A)	760,564	91,391,541
Taiwan 3.1%		264,129,715
Taiwan Semiconductor Manufacturing Company, Ltd.	36,375,323	264,129,715
United Kingdom 23.4%		2,000,463,705
Aon PLC	900,762	130,934,764
AstraZeneca PLC	2,858,249	213,356,784
B&M European Value Retail SA	3,673,469	13,182,706
BAE Systems PLC	14,462,195	84,587,301
Compass Group PLC	9,803,953	206,322,558
Diageo PLC	6,922,272	247,363,265
Experian PLC	7,316,658	177,369,884
IHS Markit, Ltd. (A)	3,344,464	160,433,938
Prudential PLC	5,041,133	90,016,788
Reckitt Benckiser Group PLC	2,673,094	204,695,714
Smith & Nephew PLC	9,026,352	168,961,255
Unilever NV	5,597,669	303,238,748
United States 1.5%		127,548,753
Amdocs, Ltd.	2,177,343	127,548,753

	Yield (%)	Shares	Value
Securities lending collateral 0.8%			$67,661,089
(Cost $67,661,086)
John Hancock Collateral Trust (D)	2.4078(E)	6,763,944	67,661,089

	Par value^	Value
Short-term investments 0.8%		$67,800,000
(Cost $67,800,000)
Repurchase agreement 0.8%		67,800,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 12-31-18 at 3.000% to be repurchased at $26,304,383 on 1-2-19, collateralized by $26,147,134 Government National Mortgage Association, 4.000% due 12-20-47 (valued at $26,826,000, including interest)	26,300,000	26,300,000
Societe Generale SA Tri-Party Repurchase Agreement dated 12-31-18 at 2.900% to be repurchased at $41,506,686 on 1-2-19, collateralized by $5,323,000 Federal Farm Credit Bank, 2.750% due 10-12-21 (valued at $5,371,005, including interest), $1,805,045 Federal Home Loan Mortgage Corp., 1.550% - 5.966% due 8-28-19 to 9-30-21 (valued at $1,787,860, including interest), $1,180,181 Federal National Mortgage Association, 1.750% - 2.566% due 9-12-19 to 11-1-26 (valued at $1,178,976, including interest), $9,735,810 Government National Mortgage Association, 3.750% - 7.000% due 7-20-26 to 6-20-61 (valued at $10,172,106, including interest), $20,970,600 U.S. Treasury Bonds, 2.250% - 3.750% due 11-15-43 to 8-15-46 (valued at $18,898,481, including interest) and $4,870,100 U.S. Treasury Notes, 2.000% - 2.625% due 7-31-20 to 1-15-21 (valued at 4,921,653, including interest)	41,500,000	41,500,000
Total investments (Cost $8,566,115,167) 100.3%		$8,572,583,662
Other assets and liabilities, net (0.3%)		(23,904,002)
Total net assets 100.0%		$8,548,679,660

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	3

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-18. The value of securities on loan amounted to $64,468,333.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 12-31-18.
The fund had the following sector composition as a percentage of net assets on 12-31-18:

Health care	21.3%
Industrials	20.4%
Consumer discretionary	15.9%
Consumer staples	15.0%
Financials	12.8%
Information technology	11.6%
Communication services	1.2%
Utilities	0.5%
Short-term investments and other	1.3%
TOTAL	100.0%
4	JOHN HANCOCK INTERNATIONAL GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of December 31, 2018, by major security category or type:

	Total value at 12-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$338,334,251	—	$338,334,251	—
Canada	192,699,648	$192,699,648	—	—
China	612,823,155	268,896,113	343,927,042	—
France	975,761,424	—	975,761,424	—
Germany	255,202,714	—	255,202,714	—
Hong Kong	293,054,542	—	293,054,542	—
India	158,616,161	—	158,616,161	—
Ireland	517,734,163	517,734,163	—	—
Japan	628,055,709	—	628,055,709	—
Netherlands	469,066,816	—	469,066,816	—
Singapore	122,079,649	—	122,079,649	—
South Korea	100,633,183	—	100,633,183	—
Sweden	208,606,836	—	208,606,836	—
Switzerland	1,172,312,149	—	1,172,312,149	—
Taiwan	264,129,715	—	264,129,715	—
United Kingdom	2,000,463,705	291,368,702	1,709,095,003	—
United States	127,548,753	127,548,753	—	—
Securities lending collateral	67,661,089	67,661,089	—	—

       5

	Total value at 12-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Short-term investments	67,800,000	—	67,800,000	—
Total investments in securities	$8,572,583,662	$1,465,908,468	$7,106,675,194	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	3,554,324	211,451,392	(208,241,772)	6,763,944	—	—	$28,314	$4,392	$67,661,089

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	87Q3	12/18
This report is for the information of the shareholders of John Hancock International Growth Fund.		2/19

John Hancock

Global Shareholder Yield Fund

Quarterly portfolio holdings 12/31/18

Fund’s investments
As of 12-31-18 (unaudited)
	Shares	Value
Common stocks 98.2%		$1,907,612,301
(Cost $1,796,886,735)
Australia 2.2%		42,167,392
Commonwealth Bank of Australia (A)	223,527	11,401,586
Macquarie Group, Ltd.	137,153	10,505,362
Sonic Healthcare, Ltd.	407,196	6,352,303
Westpac Banking Corp.	787,110	13,908,141
Canada 6.3%		121,533,190
BCE, Inc.	833,201	32,914,247
Nutrien, Ltd.	331,993	15,603,671
Pembina Pipeline Corp. (A)	576,018	17,092,359
Rogers Communications, Inc., Class B	452,097	23,167,819
Royal Bank of Canada	196,370	13,440,384
TELUS Corp.	582,728	19,314,710
France 7.0%		137,021,580
AXA SA	1,479,679	31,934,328
Cie Generale des Etablissements Michelin SCA	112,863	11,108,776
Sanofi	187,616	16,275,689
SCOR SE	290,219	13,047,205
TOTAL SA	589,966	31,117,857
Unibail-Rodamco-Westfield	120,924	18,712,347
Vinci SA	180,287	14,825,378
Germany 7.2%		139,903,384
Allianz SE	161,233	32,400,656
BASF SE	224,993	15,671,601
Deutsche Post AG	541,560	14,789,595
Deutsche Telekom AG	1,775,028	30,169,698
Muenchener Rueckversicherungs-Gesellschaft AG	159,034	34,685,150
Siemens AG	109,198	12,186,684
Italy 3.6%		70,158,833
Assicurazioni Generali SpA	1,000,561	16,723,380
Snam SpA	4,765,901	20,866,872
Terna Rete Elettrica Nazionale SpA	5,734,765	32,568,581
Netherlands 1.5%		29,850,614
Royal Dutch Shell PLC, ADR, Class A	512,281	29,850,614
Norway 0.9%		16,756,915
Orkla ASA	2,140,117	16,756,915
Singapore 1.1%		20,677,521
Singapore Exchange, Ltd.	2,042,451	10,704,102
Singapore Telecommunications, Ltd.	4,633,983	9,973,419
Spain 1.8%		35,845,884
Naturgy Energy Group SA	576,774	14,713,946
Red Electrica Corp. SA	947,610	21,131,938
Sweden 0.7%		13,233,536
Svenska Handelsbanken AB, A Shares (A)	1,189,459	13,233,536
Switzerland 3.5%		67,125,391
Nestle SA	245,513	19,926,519
Novartis AG	279,966	23,977,483
2	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Switzerland (continued)
Roche Holding AG	93,537	$23,221,389
Taiwan 0.6%		10,766,093
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	291,685	10,766,093
United Kingdom 13.1%		255,408,778
AstraZeneca PLC, ADR (A)	902,172	34,264,493
BAE Systems PLC	3,191,680	18,667,678
British American Tobacco PLC	433,863	13,805,097
British American Tobacco PLC, ADR	206,671	6,584,538
Diageo PLC	307,075	10,973,142
GlaxoSmithKline PLC	1,571,289	29,945,659
Imperial Brands PLC	930,754	28,249,996
Lloyds Banking Group PLC	20,936,107	13,800,688
Micro Focus International PLC	570,178	9,988,733
National Grid PLC	2,513,769	24,593,015
SSE PLC	888,980	12,276,442
Unilever PLC	431,262	22,642,464
Vodafone Group PLC	15,232,730	29,616,833
United States 48.7%		947,163,190
AbbVie, Inc.	157,568	14,526,194
Altria Group, Inc.	559,185	27,618,147
Ameren Corp.	246,979	16,110,440
American Electric Power Company, Inc.	222,061	16,596,839
Arthur J. Gallagher & Company	161,233	11,882,872
AT&T, Inc.	960,069	27,400,366
BB&T Corp.	243,740	10,558,817
BlackRock, Inc.	28,964	11,377,638
Broadcom, Inc.	40,153	10,210,105
CenturyLink, Inc.	732,144	11,091,982
Chevron Corp.	108,465	11,799,907
Cisco Systems, Inc.	633,938	27,468,534
CME Group, Inc.	66,691	12,545,911
Dominion Energy, Inc.	337,123	24,090,810
DowDuPont, Inc.	218,397	11,679,872
Duke Energy Corp.	409,678	35,355,211
Eaton Corp. PLC	319,534	21,939,204
Emerson Electric Company	189,815	11,341,446
Entergy Corp.	299,746	25,799,138
Enterprise Products Partners LP	924,891	22,743,070
Exxon Mobil Corp.	306,342	20,889,461
FirstEnergy Corp.	522,541	19,621,415
Hanesbrands, Inc.	772,593	9,680,590
Intel Corp.	292,418	13,723,177
Iron Mountain, Inc.	671,060	21,749,055
Johnson & Johnson	108,465	13,997,408
Kimberly-Clark Corp.	153,171	17,452,304
Las Vegas Sands Corp.	270,431	14,075,934
Leggett & Platt, Inc.	359,109	12,870,467
Lockheed Martin Corp.	52,342	13,705,229
LyondellBasell Industries NV, Class A	123,856	10,299,865
Magellan Midstream Partners LP	261,637	14,929,007
McDonald's Corp.	120,334	21,367,708
Merck & Company, Inc.	283,937	21,695,626
MetLife, Inc.	460,246	18,897,701
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	3

	Shares	Value
United States (continued)
Microsoft Corp.	155,370	$15,780,931
Occidental Petroleum Corp.	353,979	21,727,231
People's United Financial, Inc.	721,151	10,406,209
PepsiCo, Inc.	135,582	14,979,099
Pfizer, Inc.	675,712	29,494,829
Philip Morris International, Inc.	309,274	20,647,132
PPL Corp.	723,349	20,492,477
Public Storage	60,095	12,163,829
QUALCOMM, Inc.	219,863	12,512,403
Texas Instruments, Inc.	244,716	23,125,662
The Coca-Cola Company	299,013	14,158,266
The Kraft Heinz Company	230,856	9,936,042
The Procter & Gamble Company	172,959	15,898,391
The Southern Company	315,870	13,873,010
United Parcel Service, Inc., Class B	128,986	12,580,005
Verizon Communications, Inc.	620,014	34,857,187
WEC Energy Group, Inc.	227,191	15,735,249
Wells Fargo & Company	220,596	10,165,064
Welltower, Inc.	454,383	31,538,724

	Yield (%)	Shares	Value
Securities lending collateral 0.9%			$18,188,824
(Cost $18,188,338)
John Hancock Collateral Trust (B)	2.4078(C)	1,818,301	18,188,824
Total investments (Cost $1,815,075,073) 99.1%			$1,925,801,125
Other assets and liabilities, net 0.9%			17,931,556
Total net assets 100.0%			$1,943,732,681

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 12-31-18. The value of securities on loan amounted to $17,389,412.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(C)	The rate shown is the annualized seven-day yield as of 12-31-18.
The fund had the following sector composition as a percentage of net assets on 12-31-18:

Financials	15.6%
Utilities	15.0%
Consumer staples	12.3%
Communication services	11.2%
Health care	11.0%
Energy	9.9%
Information technology	6.4%
Industrials	6.3%
Real estate	4.2%
Consumer discretionary	3.6%
Materials	2.7%
Short-term investments and other	1.8%
TOTAL	100.0%
4	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of December 31, 2018, by major security category or type:

	Total value at 12-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$42,167,392	—	$42,167,392	—
Canada	121,533,190	$121,533,190	—	—
France	137,021,580	—	137,021,580	—
Germany	139,903,384	—	139,903,384	—
Italy	70,158,833	—	70,158,833	—
Netherlands	29,850,614	29,850,614	—	—
Norway	16,756,915	—	16,756,915	—
Singapore	20,677,521	—	20,677,521	—
Spain	35,845,884	—	35,845,884	—
Sweden	13,233,536	—	13,233,536	—
Switzerland	67,125,391	—	67,125,391	—
Taiwan	10,766,093	10,766,093	—	—
United Kingdom	255,408,778	40,849,031	214,559,747	—
United States	947,163,190	947,163,190	—	—
Securities lending collateral	18,188,824	18,188,824	—	—
Total investments in securities	$1,925,801,125	$1,168,350,942	$757,450,183	—

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

       5

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	1,729,540	114,733,686	(114,644,925)	1,818,301	—	—	($10,217)	$6,948	$18,188,824

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	320Q3	12/18
This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund.		2/19

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal accounting officers have concluded, based upon their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal accounting officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	February 22, 2019

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	February 22, 2019